Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2013
Regulatory Matters [Abstract]
Reconciliation of GAAP Capital and Regulatory Capital [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
GAAP capital:	$20,318	$19,575
Pension liability, net of deferred taxes	909	372
Unrealized (gain) loss on securities available for sale, net of deferred taxes	719	(483)

Tier I and tangible capital	21,946	19,464
General valuation allowance	923	967

Total Regulatory Capital	$22,869	$20,431

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2013:
Total capital (to risk-weighted assets)	$22,869	12.91%	$	³ 14,176	³	8.00%	$ ³ 17,720	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	21,946	12.39		—		—	³ 10,632	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	21,946	8.49		³ 10,342	³	4.00	³ 12,928	³ 5.00
Tangible capital (to total adjusted assets)	21,946	8.49		³ 3,878	³	1.50	—	—
September 30, 2012:
Total capital (to risk-weighted assets)	$20,431	11.77%	$	³ 13,886	³	8.00%	$ ³ 17,358	10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,464	11.21		—		—	³ 10,415	6.00
Core (Tier 1) capital (to total adjusted assets)	19,464	7.36		³ 10,572	³	4.00	³ 13,215	5.00
Tangible capital (to total adjusted assets)	19,464	7.36		³ 3,965	³	1.50	—	—